Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Options Outstanding

Options outstanding

	2017		2016
For the years ended December 31,	Number of options (in millions )	Weighted average exercise price	Number of options (in millions )	Weighted average exercise price
Outstanding, January 1	30	$19.80	30	$20.72
Granted	4	24.56	6	17.65
Exercised	(7)	16.03	(3)	15.49
Expired	(1)	39.47	(2)	32.92
Forfeited	(1)	20.86	(1)	21.04
Outstanding, December 31	25	$20.45	30	$19.80
Exercisable, December 31	12	$19.93	18	$20.15

Schedule of Range of Exercise Prices of Outstanding Share Options

	Options outstanding				Options exercisable
For the year ended December 31, 2017	Number of options (in millions	)	Weighted average exercise price	Weighted average remaining contractual life (in years)	Number of options (in millions	)	Weighted average exercise price	Weighted average remaining contractual life (in years)
$11.23 – $20.99	14		$17.08	4.91	9		$16.78	3.05
$21.00 – $29.99	10		$22.77	6.88	2		$21.40	3.77
$30.00 – $37.71	1		$37.71	0.14	1		$37.71	0.14
Total	25		$20.45	5.44	12		$19.93	2.87

Schedule of Deferred Share Units

For the years ended December 31, Number of DSUs (in thousands)	2017	2016
Outstanding, January 1	2,682	2,542
Issued	156	254
Reinvested	88	97
Redeemed	(279)	(184)
Forfeitures and cancellations	(2)	(27)
Outstanding, December 31	2,645	2,682